Segment Information - Reconciliation of Adjusted EBITDA to Consolidated Profit Before Income Tax and Profit (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total revenue	₺ 25,137,135	₺ 21,292,475	₺ 17,632,064
Adjusted EBITDA	10,426,419	8,787,982	6,228,254
Net impairment (losses)/gains on financial and contract assets	(338,857)	(346,390)	(36,278)
Profit for the year	3,276,690	2,177,335	2,037,759
(Profit)/loss from discontinued operations	(772,436)
Profit from continuing operations	2,504,254	2,177,335	2,037,759
Income tax expense	785,630	495,481	571,758
Finance income	(297,450)	(1,677,114)	(597,246)
Finance costs	2,025,118	3,364,072	920,112
Other income	(140,705)	(241,435)	(74,438)
Other expenses	487,295	381,582	773,329
Depreciation and amortization	5,046,565	4,287,974	2,596,980
Share of loss of equity accounted investees	15,712	87
Consolidated adjusted EBITDA	10,426,419	8,787,982	6,228,254
Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Total revenue	21,407,838	18,046,231	15,309,109
Turkcell International segment [member]
Disclosure of operating segments [line items]
Total revenue	1,908,086	1,387,323	1,026,181
All other segments [member]
Disclosure of operating segments [line items]
Total revenue	1,821,211	1,858,921	1,296,774
Segment revenue [member]
Disclosure of operating segments [line items]
Total revenue	25,137,135	21,292,475	17,632,064
Operating segments [member] | Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Total revenue	21,487,156	18,092,586
Adjusted EBITDA	8,789,179	7,403,822	5,504,124
Net impairment (losses)/gains on financial and contract assets	(223,879)	(248,171)	49,468
Consolidated adjusted EBITDA	8,789,179	7,403,822	5,504,124
Operating segments [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Total revenue	2,002,789	1,456,980
Adjusted EBITDA	903,896	612,697	263,962
Net impairment (losses)/gains on financial and contract assets	(5,109)	(4,088)	(6,070)
Consolidated adjusted EBITDA	903,896	612,697	263,962
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Total revenue	2,217,979	2,113,681
Adjusted EBITDA	765,798	801,687	467,580
Net impairment (losses)/gains on financial and contract assets	(109,869)	(94,131)	(79,676)
Consolidated adjusted EBITDA	765,798	801,687	467,580
Operating segments [member] | Segment revenue [member] | Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Total revenue	21,487,156	18,092,586	15,340,866
Operating segments [member] | Segment revenue [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Total revenue	2,002,789	1,456,980	1,067,078
Operating segments [member] | Segment revenue [member] | All other segments [member]
Disclosure of operating segments [line items]
Total revenue	2,217,979	2,113,681	1,297,545
Operating segments [member] | Inter-segment revenue [member] | Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Total revenue	(79,318)	(46,355)	(31,757)
Operating segments [member] | Inter-segment revenue [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Total revenue	(94,703)	(69,657)	(40,897)
Operating segments [member] | Inter-segment revenue [member] | All other segments [member]
Disclosure of operating segments [line items]
Total revenue	(396,768)	(254,760)	(771)
Intersegment eliminations [member]
Disclosure of operating segments [line items]
Total revenue	(570,789)	(370,772)
Adjusted EBITDA	(32,454)	(30,224)	(7,412)
Consolidated adjusted EBITDA	(32,454)	(30,224)	(7,412)
Intersegment eliminations [member] | Segment revenue [member]
Disclosure of operating segments [line items]
Total revenue	(570,789)	(370,772)	(73,425)
Intersegment eliminations [member] | Inter-segment revenue [member]
Disclosure of operating segments [line items]
Total revenue	₺ 570,789	₺ 370,772	₺ 73,425